Condensed Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 178,093	$ 475,870	$ 1,098,573
Prepaid expenses and other assets	220,293	225,188	262,500
Marketable securities and cash held in Trust Account	14,031,783
Restricted cash held in Trust Account		41,665,974
Total current assets		42,367,032	1,361,073
OTHER ASSETS
Prepaid expenses-noncurrent			200,651
Deferred tax asset			16,868
Investments held in Trust Account			178,499,615
TOTAL ASSETS	14,430,169	42,367,032	180,078,207
LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT
Accounts payable and accrued expenses	2,017,184	1,653,120	14,433
Income tax payable	599,159	599,159
Shareholder redemption liability		27,842,747
Working capital loan – related party	650,000	650,000
Franchise tax payable	23,531		80,324
Due to Affiliate	3,315	3,315	3,315
Total current liabilities	3,293,189	30,748,341	98,072
LONG TERM LIABILITIES
Deferred underwriting fee payable	9,150,000	9,150,000	9,150,000
Total liabilities	12,443,189	39,898,341	9,248,072
COMMITMENTS AND CONTINGENCIES
REDEEMABLE COMMON STOCK
Class A Common stock subject to possible redemption	13,565,640	13,468,845	178,500,000
STOCKHOLDERS’ DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Common stock value	88	88	88
Common stock value one	459	459	459
Additional paid-in capital
Accumulated deficit	(11,579,207)	(11,000,701)	(7,670,412)
Total stockholders’ deficit	(11,578,660)	(11,000,154)	(7,669,865)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT	$ 14,430,169	$ 42,367,032	$ 180,078,207